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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended June 30, 2000.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------


If amended report check here: [ ]
PAR Capital Management Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Center, Suite 1600          Boston             MA         02111
--------------------------------------------------------------------------------
Business Address       (Street)           (City)           (State)      (Zip)

Frederick S. Downs Jr., Vice President              (617) 526-8990
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
     FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of August, 2000.

                                             PAR Capital Management Inc.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager

                                       /s/Frederick S. Downs Jr.
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
---------------------------------------  ---------------------------------------
1.                                       6.
---------------------------------------  ---------------------------------------
2.                                       7.
---------------------------------------  ---------------------------------------
3.                                       8.
---------------------------------------  ---------------------------------------
4.                                       9.
---------------------------------------  ---------------------------------------
5.                                       10.
---------------------------------------  ---------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F

As of June 30, 2000

-------------------------------------------------------------------------------------------------
              Item 1:                    Item 2:        Item 3:       Item 4:        Item 5:
                                                                                    Shares of
            Name of Issuer             Title of Class     CUSIP      Fair Market     Principal
                                                        Number         Value         Amount
-------------------------------------------------------------------------------------------------
ACME Electric Corp.                       Common      004644100        $146,625.00      17,000
-------------------------------------------------------------------------------------------------
Alaska Air Group Inc.                     Common      011659109      $6,374,375.00     235,000
-------------------------------------------------------------------------------------------------
America West Holding Corp             Class B Common  023657208     $13,297,562.50     776,500
-------------------------------------------------------------------------------------------------
Ameristar Casinos Inc                     Common      03070Q101        $707,687.50     169,000
-------------------------------------------------------------------------------------------------
Ameritrade Holding Corp - Class A     Class A Common  03072H109        $657,975.00      56,600
-------------------------------------------------------------------------------------------------
Amtran Inc.                               Common      03234G106      $6,666,500.00     536,000
-------------------------------------------------------------------------------------------------
Anchor Gaming                             Common      033037102      $2,157,187.50      45,000
-------------------------------------------------------------------------------------------------
Argosy Gaming Corp                        Common      040228108      $7,331,250.00     510,000
-------------------------------------------------------------------------------------------------
Ashford.com                               Common      044093102        $675,625.00     235,000
-------------------------------------------------------------------------------------------------
Best Buy Company Inc                      Common      086516101      $5,376,250.00      85,000
-------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                         Common      103304101        $231,956.25      41,700
-------------------------------------------------------------------------------------------------
CDNOW Inc                                 Common      125086108      $3,093,750.00   1,000,000
-------------------------------------------------------------------------------------------------
CKE Restraurants Inc                      Common      12561E105      $1,137,600.00     379,200
-------------------------------------------------------------------------------------------------
Carmike Cinemas Inc.                  Class A Common  143436103        $697,112.50     179,900
-------------------------------------------------------------------------------------------------
Casino Data Systems                       Common      147583108        $768,750.00     120,000
-------------------------------------------------------------------------------------------------
Catalina Marketing Corp.                  Common      148867104     $15,300,000.00     150,000
-------------------------------------------------------------------------------------------------
Cheescake Factory Inc                     Common      163072101        $445,500.00      16,200
-------------------------------------------------------------------------------------------------
Crossman Communities Inc.                 Common      22764E109      $6,616,500.00     401,000
-------------------------------------------------------------------------------------------------
Cumulus Media Inc                     Class A Common  231082108      $3,650,000.00     400,000
-------------------------------------------------------------------------------------------------
Dover Downs Entertainment                 Common      260086103      $8,538,600.00     609,900
-------------------------------------------------------------------------------------------------
Edgar Online Inc                          Common      279765101      $2,318,750.00     700,000
-------------------------------------------------------------------------------------------------
Echostar Communications               Class A Common  278762109      $6,224,562.50     188,000
-------------------------------------------------------------------------------------------------
ELITE Information Group Inc Co            Common      28659M106      $8,465,831.25   1,220,300
-------------------------------------------------------------------------------------------------
Employee Solutions Inc.                   Common      292166105         $21,350.00      70,000
-------------------------------------------------------------------------------------------------
ETOYS Inc                                 Common      297862104      $2,230,462.50     351,600
-------------------------------------------------------------------------------------------------
Expedia Inc.                          Class A Common  302125109        $705,075.00      47,600
-------------------------------------------------------------------------------------------------
4 Kids Entertainment Inc                  Common      350865101      $2,660,981.25     102,100
-------------------------------------------------------------------------------------------------

                                    FORM 13F
                                                                                       ---------------------------------------
                                                                                                    (SEC USE ONLY)
As of June 30, 2000            Name of Reporting manager:PAR CAPITAL MANANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------
              Item 1:                            Item 6:                    Item 7:                    Item 8
                                          Investment Discretion                              Voting Authority (Shares)
                                    -----------------------------------                ---------------------------------------
           Name of Issuer           (a) Sole   (b) Shared-  (c) Shared-    Managers      (a) Sole    (b) Shared    (c) None
                                                As Defined     Other     See Instr. V
                                               in Instr. V
------------------------------------------------------------------------------------------------------------------------------
ACME Electric Corp.                    X                                                     17,000
------------------------------------------------------------------------------------------------------------------------------
Alaska Air Group Inc.                  X                                                    235,000
------------------------------------------------------------------------------------------------------------------------------
America West Holding Corp              X                                                    776,500
------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos Inc                  X                                                    169,000
------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp - Class A      X                                                     56,600
------------------------------------------------------------------------------------------------------------------------------
Amtran Inc.                            X                                                    536,000
------------------------------------------------------------------------------------------------------------------------------
Anchor Gaming                          X                                                     45,000
------------------------------------------------------------------------------------------------------------------------------
Argosy Gaming Corp                     X                                                    510,000
------------------------------------------------------------------------------------------------------------------------------
Ashford.com                            X                                                    235,000
------------------------------------------------------------------------------------------------------------------------------
Best Buy Company Inc                   X                                                     85,000
------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                      X                                                     41,700
------------------------------------------------------------------------------------------------------------------------------
CDNOW Inc                              X                                                  1,000,000
------------------------------------------------------------------------------------------------------------------------------
CKE Restraurants Inc                   X                                                    379,200
------------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas Inc.                   X                                                    179,900
------------------------------------------------------------------------------------------------------------------------------
Casino Data Systems                    X                                                    120,000
------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.               X                                                    150,000
------------------------------------------------------------------------------------------------------------------------------
Cheescake Factory Inc                  X                                                     16,200
------------------------------------------------------------------------------------------------------------------------------
Crossman Communities Inc.              X                                                    401,000
------------------------------------------------------------------------------------------------------------------------------
Cumulus Media Inc                      X                                                    400,000
-----------------------------------------------------------------------------------------------------------------------------
Dover Downs Entertainment              X                                                    609,900
------------------------------------------------------------------------------------------------------------------------------
Edgar Online Inc                       X                                                    700,000
------------------------------------------------------------------------------------------------------------------------------
Echostar Communications                X                                                    188,000
------------------------------------------------------------------------------------------------------------------------------
ELITE Information Group Inc Co         X                                                  1,220,300
------------------------------------------------------------------------------------------------------------------------------
Employee Solutions Inc.                X                                                     70,000
------------------------------------------------------------------------------------------------------------------------------
ETOYS Inc                              X                                                    351,600
------------------------------------------------------------------------------------------------------------------------------
Expedia Inc.                           X                                                     47,600
------------------------------------------------------------------------------------------------------------------------------
4 Kids Entertainment Inc               X                                                    102,100
------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

As of June 30, 2000

-------------------------------------------------------------------------------------------------
              Item 1:                    Item 2:        Item 3:       Item 4:        Item 5:
                                                                                    Shares of
            Name of Issuer             Title of Class     CUSIP      Fair Market     Principal
                                                        Number         Value         Amount
-------------------------------------------------------------------------------------------------
Friedman Billings Ramsey Group Inc    Class A Common  358433100        $755,625.00      93,000
-------------------------------------------------------------------------------------------------
Galileo International Inc.                Common      363547100      $5,636,250.00     270,000
-------------------------------------------------------------------------------------------------
General Motors Corp                   Class H Common  370442832     $12,285,000.00     140,000
-------------------------------------------------------------------------------------------------
Getthere.com Inc                          Common      274266104        $595,725.00      56,400
-------------------------------------------------------------------------------------------------
Global Technovations Inc                  Common      37939M109        $383,062.50     340,500
-------------------------------------------------------------------------------------------------
Golden State Vintners Inc.            Class B Common  38121K208      $1,031,250.00     250,000
-------------------------------------------------------------------------------------------------
GTECH Holdings Corporation                Common      400518106     $11,543,400.00     508,800
-------------------------------------------------------------------------------------------------
Harrahs Entertainment Inc                 Common      413619107     $14,132,812.50     675,000
-------------------------------------------------------------------------------------------------
Healthcare Recoveries Inc.                Common      42220K101      $4,541,475.00   1,274,800
-------------------------------------------------------------------------------------------------
Hilton Hotels Corp                        Common      432848109      $6,562,500.00     700,000
Hollywood Casino Corp                 Class A Common  436132203      $4,584,300.00     660,800
-------------------------------------------------------------------------------------------------
Host Marriott Corp New REIT               Common      44107P104      $1,875,000.00     200,000
-------------------------------------------------------------------------------------------------
Imagyn Medical Technologies Inc.          Common      45244E100          $1,958.33      78,333
-------------------------------------------------------------------------------------------------
International Speedway Corp           Class A Common  460335201        $289,625.00       7,000
-------------------------------------------------------------------------------------------------
Lodgenet Entertainment Corp.              Common      540211109     $12,125,000.00     500,000
-------------------------------------------------------------------------------------------------
Learn2.com Inc                            Common      522002104         $63,984.38      32,500
-------------------------------------------------------------------------------------------------
Liberate Technologies                     Common      530129105      $1,025,937.50      35,000
-------------------------------------------------------------------------------------------------
MGM Grand Inc                             Common      55295101      $17,668,750.00     550,000
-------------------------------------------------------------------------------------------------
Mesa Air Group Inc                        Common      552953101      $2,323,125.00     420,000
-------------------------------------------------------------------------------------------------
Mesaba Holdings Inc                       Common      59066B102      $9,562,500.00   1,000,000
-------------------------------------------------------------------------------------------------
Mid Atlantic Medical Services,  Inc.      Common      59523C107     $30,064,500.00   2,227,000
-------------------------------------------------------------------------------------------------
Robert Mondavi Corp                   Class A Common  609200100        $748,775.00      24,400
-------------------------------------------------------------------------------------------------
Morton Industrial Group Inc.              Common      619328107        $888,750.00     237,000
-------------------------------------------------------------------------------------------------
Navigant International Inc                Common      63935R108        $325,325.00      33,800
-------------------------------------------------------------------------------------------------
Northwest Airlines Corp               Class A Common  667280101      $9,055,156.25     297,500
-------------------------------------------------------------------------------------------------
OpenTV Corp                           Class A Common  G6754310       $1,189,187.50      26,500
-------------------------------------------------------------------------------------------------
Pacific Health Systems                    Common      695112102      $2,907,056.25      48,300
-------------------------------------------------------------------------------------------------


                                    FORM 13F
                                                                                       ---------------------------------------
                                                                                                    (SEC USE ONLY)
As of June 30, 2000            Name of Reporting manager:PAR CAPITAL MANANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------
              Item 1:                            Item 6:                    Item 7:                    Item 8
                                          Investment Discretion                              Voting Authority (Shares)
                                    -----------------------------------                ---------------------------------------
           Name of Issuer           (a) Sole   (b) Shared-  (c) Shared-    Managers      (a) Sole    (b) Shared    (c) None
                                                As Defined     Other     See Instr. V
                                               in Instr. V
------------------------------------------------------------------------------------------------------------------------------
Friedman Billings Ramsey Group Inc     X                                                     93,000
------------------------------------------------------------------------------------------------------------------------------
Galileo International Inc.             X                                                    270,000
------------------------------------------------------------------------------------------------------------------------------
General Motors Corp                    X                                                    140,000
------------------------------------------------------------------------------------------------------------------------------
Getthere.com Inc                       X                                                     56,400
------------------------------------------------------------------------------------------------------------------------------
Global Technovations Inc               X                                                    340,500
------------------------------------------------------------------------------------------------------------------------------
Golden State Vintners Inc.             X                                                    250,000
------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corporation             X                                                    508,800
------------------------------------------------------------------------------------------------------------------------------
Harrahs Entertainment Inc              X                                                    675,000
------------------------------------------------------------------------------------------------------------------------------
Healthcare Recoveries Inc.             X                                                  1,274,800
------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp                     X                                                    700,000
Hollywood Casino Corp                  X                                                    660,800
------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp New REIT            X                                                    200,000
------------------------------------------------------------------------------------------------------------------------------
Imagyn Medical Technologies Inc.       X                                                     78,333
------------------------------------------------------------------------------------------------------------------------------
International Speedway Corp            X                                                      7,000
------------------------------------------------------------------------------------------------------------------------------
Lodgenet Entertainment Corp.           X                                                    500,000
------------------------------------------------------------------------------------------------------------------------------
Learn2.com Inc                         X                                                     32,500
------------------------------------------------------------------------------------------------------------------------------
Liberate Technologies                  X                                                     35,000
------------------------------------------------------------------------------------------------------------------------------
MGM Grand Inc                          X                                                    550,000
------------------------------------------------------------------------------------------------------------------------------
Mesa Air Group Inc                     X                                                    420,000
------------------------------------------------------------------------------------------------------------------------------
Mesaba Holdings Inc                    X                                                  1,000,000
------------------------------------------------------------------------------------------------------------------------------
Mid Atlantic Medical Services,  Inc    X                                                  2,227,000
------------------------------------------------------------------------------------------------------------------------------
Robert Mondavi Corp                    X                                                     24,400
------------------------------------------------------------------------------------------------------------------------------
Morton Industrial Group Inc.           X                                                    237,000
------------------------------------------------------------------------------------------------------------------------------
Navigant International Inc             X                                                     33,800
------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp                X                                                    297,500
------------------------------------------------------------------------------------------------------------------------------
OpenTV Corp                            X                                                     26,500
------------------------------------------------------------------------------------------------------------------------------
Pacific Health Systems                 X                                                     48,300
------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

As of June 30, 2000

-------------------------------------------------------------------------------------------------
              Item 1:                    Item 2:        Item 3:       Item 4:        Item 5:
                                                                                    Shares of
            Name of Issuer             Title of Class     CUSIP      Fair Market     Principal
                                                        Number         Value         Amount
-------------------------------------------------------------------------------------------------
Pegasus Communications Corp.          Class A Common  705904100     $88,312,500.00   1,800,000
-------------------------------------------------------------------------------------------------
Pegasus Systems Inc                       Common      705906105        $761,250.00      70,000
-------------------------------------------------------------------------------------------------
Penn National Gaming Inc.                 Common      707569109     $15,730,062.50   1,154,500
-------------------------------------------------------------------------------------------------
Phoenix Healthcare Corp                   Common      719072100         $24,705.00      91,500
-------------------------------------------------------------------------------------------------
Physician Computer Network                Common      71940K109          $4,392.50     251,000
-------------------------------------------------------------------------------------------------
Pixar                                     Common      725811103      $9,519,262.50     270,050
-------------------------------------------------------------------------------------------------
Pinnacle Entertainment Inc.               Common      723456109     $23,443,568.75   1,206,100
-------------------------------------------------------------------------------------------------
Puradyn Filter Technologies Inc           Common      746091107        $956,250.00     100,000
-------------------------------------------------------------------------------------------------
Radio Unica Communications Corp           Common      75040Q106        $157,500.00      22,500
-------------------------------------------------------------------------------------------------
Rainforest Cafe Inc.                      Common      75086K104      $1,376,906.25     463,800
-------------------------------------------------------------------------------------------------
Resortquest International Inc             Common      761183102        $275,725.00      53,800
-------------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.                Common      785905100     $29,098,500.00   1,021,000
-------------------------------------------------------------------------------------------------
Spanish Broadcasting System Inc.      Class A Common  846425882      $2,261,875.00     110,000
-------------------------------------------------------------------------------------------------
Station Casinos Inc.                      Common      857689103     $66,475,000.00   2,659,000
-------------------------------------------------------------------------------------------------
Streamline.Com Inc                        Common      863239109        $881,250.00     300,000
-------------------------------------------------------------------------------------------------
Sunrise Technologies Inc                  Common      86769L103      $1,544,000.00     154,400
-------------------------------------------------------------------------------------------------
THQ Inc.                                  Common      872443403     $11,444,062.50     939,000
-------------------------------------------------------------------------------------------------
TV Guide Inc                          Class A Common  87307Q109      $4,281,250.00     125,000
-------------------------------------------------------------------------------------------------
Travelocity.com Inc.                      Common      893953109      $4,175,625.00     255,000
-------------------------------------------------------------------------------------------------
Universal Health Services Inc.            Common      913903100     $13,296,500.00     203,000
-------------------------------------------------------------------------------------------------
Univision Communications              Class A Common  914906102     $15,007,500.00     145,000
-------------------------------------------------------------------------------------------------
Valence Technology Inc                    Common      918914102        $921,875.00      50,000
-------------------------------------------------------------------------------------------------
WABTEC Corp                               Common      929740108        $939,975.00      90,600
-------------------------------------------------------------------------------------------------
Young Broadcasting Inc                Class A Common  987434107      $6,550,312.50     255,000
-------------------------------------------------------------------------------------------------
Zixit Corp                                Common      98974P100        $847,550.00      18,400
-------------------------------------------------------------------------------------------------
                Total Long Equities                               $556,951,246.45
                                                                  -----------------


                                    FORM 13F
                                                                                       ---------------------------------------
                                                                                                    (SEC USE ONLY)
As of June 30, 2000            Name of Reporting manager:PAR CAPITAL MANANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------
              Item 1:                            Item 6:                    Item 7:                    Item 8
                                          Investment Discretion                              Voting Authority (Shares)
                                    -----------------------------------                ---------------------------------------
           Name of Issuer           (a) Sole   (b) Shared-  (c) Shared-    Managers      (a) Sole    (b) Shared    (c) None
                                                As Defined     Other     See Instr. V
                                               in Instr. V
------------------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.          X                                                  1,800,000
-----------------------------------------------------------------------------------------------------------------------------
Pegasus Systems Inc                   X                                                     70,000
-----------------------------------------------------------------------------------------------------------------------------
Penn National Gaming Inc.             X                                                  1,154,500
-----------------------------------------------------------------------------------------------------------------------------
Phoenix Healthcare Corp               X                                                     91,500
-----------------------------------------------------------------------------------------------------------------------------
Physician Computer Network            X                                                    251,000
-----------------------------------------------------------------------------------------------------------------------------
Pixar                                 X                                                    270,050
-----------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment Inc.           X                                                  1,206,100
-----------------------------------------------------------------------------------------------------------------------------
Puradyn Filter Technologies Inc       X                                                    100,000
-----------------------------------------------------------------------------------------------------------------------------
Radio Unica Communications Corp       X                                                     22,500
-----------------------------------------------------------------------------------------------------------------------------
Rainforest Cafe Inc.                  X                                                    463,800
-----------------------------------------------------------------------------------------------------------------------------
Resortquest International Inc         X                                                     53,800
-----------------------------------------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.            X                                                  1,021,000
-----------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System Inc.      X                                                    110,000
-----------------------------------------------------------------------------------------------------------------------------
Station Casinos Inc.                  X                                                  2,659,000
-----------------------------------------------------------------------------------------------------------------------------
Streamline.Com Inc                    X                                                    300,000
-----------------------------------------------------------------------------------------------------------------------------
Sunrise Technologies Inc              X                                                    154,400
-----------------------------------------------------------------------------------------------------------------------------
THQ Inc.                              X                                                    939,000
-----------------------------------------------------------------------------------------------------------------------------
TV Guide Inc                          X                                                    125,000
-----------------------------------------------------------------------------------------------------------------------------
Travelocity.com Inc.                  X                                                    255,000
-----------------------------------------------------------------------------------------------------------------------------
Universal Health Services Inc.        X                                                    203,000
-----------------------------------------------------------------------------------------------------------------------------
Univision Communications              X                                                    145,000
-----------------------------------------------------------------------------------------------------------------------------
Valence Technology Inc                X                                                     50,000
-----------------------------------------------------------------------------------------------------------------------------
WABTEC Corp                           X                                                     90,600
-----------------------------------------------------------------------------------------------------------------------------
Young Broadcasting Inc                X                                                    255,000
-----------------------------------------------------------------------------------------------------------------------------
Zixit Corp                            X                                                     18,400
-----------------------------------------------------------------------------------------------------------------------------